Supplemental Financial Information - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Net proceeds from common stock offering (in dollars)	$ 96,696	$ 96,696	$ 0	$ 0
Underwritten public offering (in shares)	20,000,000
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Price per share of stock issued in underwritten public offering (in dollars per share)	$ 5.10
Price per share of stock issued in underwritten public offering, net of underwriting discounts (in dollars per share)	$ 4.86